SUBSEQUENT EVENTS (Details Narrative) shares in Millions, $ in Millions	Nov. 05, 2021 USD ($) ft²	Mar. 21, 2021 shares	Mar. 21, 2020 Integer
Subsequent Event [Member] | Turnongreen Inc [Member]
Subsequent Event [Line Items]
Lease agreement | ft²	31,165
Lease term	50 months
Other Commitment, Total | $	$ 2.3
Warrant [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues | shares		140
Bit Nil Holding Ince [Member]
Subsequent Event [Line Items]
Number of Operating Segments | Integer			2